Estimated Fair Values of Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents	$ 11,541	$ 12,701	$ 39,164
Loans, net of allowance	354,380	327,226
Federal Home Loan Bank stock	4,164	4,210
Accrued interest receivable	840	803
Financial liabilities
Deposits	338,803	323,622
Short term borrowings	9,393	5,691
Federal Home Loan Bank advances	39,855	26,530
Subordinated debentures	4,124	4,124
Interest payable	111	123
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	11,541	12,701
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,164	4,210
Accrued interest receivable	840	803
Financial liabilities
Deposits	312,240	307,172
Short term borrowings	9,393	5,691
Federal Home Loan Bank advances	40,120	27,347
Subordinated debentures	3,435	3,238
Interest payable	111	123
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	355,753	325,354
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0